5. SMALL BUSINESS ASSOCIATION LOAN - Small Business Association Loan (Details) (123113 Annual Restatement [Member], USD $)	Dec. 31, 2013
123113 Annual Restatement [Member]
2014	$ 830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	2,011
Total	$ 7,240